Derivatives (Concentration Risk) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Concentration Risk	CAD 1,290	CAD 996
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	78.00%	58.00%
Concentration Risk	CAD 592	CAD 374
Accounts Receivable [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	3.00%
Concentration Risk	CAD 52	CAD 31
Accounts Receivable [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	2.00%
Concentration Risk	CAD 60	CAD 22
Accounts Receivable [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	3.00%
Concentration Risk	CAD 57	CAD 31
Accounts Receivable, Residential [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	20.00%
Concentration Risk	CAD 315	CAD 189
Accounts Receivable, Commercial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	10.00%
Concentration Risk	CAD 170	CAD 103
Accounts Receivable, Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	3.00%
Concentration Risk	CAD 38	CAD 29
Accounts Receivable, Other [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	5.00%
Concentration Risk	CAD 69	CAD 53
Regulated utilities [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	45.00%	38.00%
Concentration Risk	CAD 592	CAD 374
Trading group [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	8.00%
Concentration Risk	CAD 169	CAD 84
Other Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	12.00%
Concentration Risk	CAD 253	CAD 120
Derivative [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	42.00%
Concentration Risk	CAD 276	CAD 418
Derivative [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	34.00%
Concentration Risk	CAD 252	CAD 340
Derivative [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	7.00%
Concentration Risk	CAD 1	CAD 70
Derivative [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%	1.00%
Concentration Risk	CAD 23	CAD 8